Net Loss Per Share (Details) - Schedule of basic and diluted net loss and the weighted average number of shares used in computing basic and diluted net loss per share - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (45,726)	$ (25,895)
Adjustments to reconcile to net loss available to common stockholders:
Accretion of Class D preferred shares to liquidation preference on automatic conversion		$ 10,219
Net loss – basic and diluted	$ (45,726)	$ (36,114)
Denominator:
Weighted-average common shares outstanding – basic and diluted	25,690,096	10,815,580
Net loss per common share – basic and diluted	$ (1.78)	$ (3.34)